UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
The New Economy Fund, Class R-6	9,220,504	$303,053
New Perspective Fund, Class R-6	13,640,413	460,453
New World Fund, Inc., Class R-6	6,527,687	307,078
		1,070,584
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	11,179,939	460,725
Total investment securities 100% (cost: $1,674,502,000)		1,531,309
Other assets less liabilities 0%		(649)
Net assets 100%		$1,530,660
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(144,595)
Net unrealized depreciation on investment securities	(144,595)
Cost of investment securities	1,675,904
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
AMCAP Fund, Class R-6	39,675,850	$975,629
EuroPacific Growth Fund, Class R-6	19,095,441	814,074
SMALLCAP World Fund, Inc., Class R-6	12,153,476	487,112
		2,276,815
Growth-and-income funds 30%
Fundamental Investors, Class R-6	20,393,936	981,152
Total investment securities 100% (cost: $3,536,094,000)		3,257,967
Other assets less liabilities 0%		(1,259)
Net assets 100%		$3,256,708
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(278,544)
Net unrealized depreciation on investment securities	(278,544)
Cost of investment securities	3,536,511
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
The Growth Fund of America, Class R-6	25,318,477	$967,166
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	23,466,696	967,062
The Investment Company of America, Class R-6	30,275,940	974,280
		1,941,342
Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	22,381,854	1,234,359
Fixed income funds 15%
Capital World Bond Fund, Class R-6	39,876,918	758,858
Total investment securities 100% (cost: $5,200,560,000)		4,901,725
Other assets less liabilities 0%		(1,915)
Net assets 100%		$4,899,810
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
Capital World Bond Fund, Class R-6	38,079,140	1,797,778	—	39,876,918	$2,746	$758,858
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(299,646)
Net unrealized depreciation on investment securities	(299,646)
Cost of investment securities	5,201,371
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Balanced PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
New Perspective Fund, Class R-6	24,590,227	$830,080
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	9,998,747	412,048
Washington Mutual Investors Fund, Class R-6	11,252,808	414,216
		826,264
Equity-income and Balanced funds 40%
American Balanced Fund, Class R-6	35,641,854	828,673
American Funds Global Balanced Fund, Class R-6	30,035,271	828,673
		1,657,346
Fixed income funds 20%
The Bond Fund of America, Class R-6	67,186,958	853,946
Total investment securities 100% (cost: $4,279,472,000)		4,167,636
Other assets less liabilities 0%		(1,456)
Net assets 100%		$4,166,180
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
American Funds Global Balanced Fund, Class R-6	26,894,799	3,140,472	—	30,035,271	$4,081	$828,673
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,753
Gross unrealized depreciation on investment securities	(128,939)
Net unrealized depreciation on investment securities	(113,186)
Cost of investment securities	4,280,822
American Funds Portfolio Series — American Funds Balanced Portfolio — Page 4 of 9

American Funds Income PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	19,067,795	$626,567
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	14,169,857	781,468
The Income Fund of America, Class R-6	39,522,966	781,764
		1,563,232
Fixed income funds 30%
American High-Income Trust, Class R-6	50,742,389	463,785
U.S. Government Securities Fund, Class R-6	32,855,366	461,947
		925,732
Total investment securities 100% (cost: $3,241,170,000)		3,115,531
Other assets less liabilities 0%		(1,379)
Net assets 100%		$3,114,152
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
U.S. Government Securities Fund, Class R-6	43,703,109	951,215	11,798,958	32,855,366	$2,078	$461,947
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,371
Gross unrealized depreciation on investment securities	(130,229)
Net unrealized depreciation on investment securities	(125,858)
Cost of investment securities	3,241,389
American Funds Portfolio Series — American Funds Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Income PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	5,209,672	$214,691
Washington Mutual Investors Fund, Class R-6	5,850,857	215,370
		430,061
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	13,860,099	218,019
The Tax-Exempt Bond Fund of America, Class R-6	16,521,320	217,751
		435,770
Total investment securities 100% (cost: $871,397,000)		865,831
Other assets less liabilities 0%		(249)
Net assets 100%		$865,582
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
American High-Income Municipal Bond Fund, Class R-6	12,970,358	893,224	3,483	13,860,099	$2,273	$218,019
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,586
Gross unrealized depreciation on investment securities	(15,657)
Net unrealized depreciation on investment securities	(6,071)
Cost of investment securities	871,902
American Funds Portfolio Series — American Funds Tax-Advantaged Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
The Bond Fund of America, Class R-6	15,715,088	$199,739
Intermediate Bond Fund of America, Class R-6	29,466,433	398,975
Short-Term Bond Fund of America, Class R-6	40,058,807	398,986
		997,700
Total investment securities 100% (cost: $1,003,504,000)		997,700
Other assets less liabilities 0%		(419)
Net assets 100%		$997,281
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
Short-Term Bond Fund of America, Class R-6	35,637,520	4,570,043	148,756	40,058,807	$826	$398,986
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(7,184)
Net unrealized depreciation on investment securities	(7,184)
Cost of investment securities	1,004,884
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	14,534,220	$232,693
The Tax-Exempt Bond Fund of America, Class R-6	7,566,427	99,725
		332,418
Total investment securities 100% (cost: $332,797,000)		332,418
Other assets less liabilities 0%		(102)
Net assets 100%		$332,316
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	13,293,797	1,604,760	364,337	14,534,220	$1,379	$232,693
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,158
Gross unrealized depreciation on investment securities	(2,585)
Net unrealized depreciation on investment securities	(1,427)
Cost of investment securities	333,845
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2016, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-900-0316O-S49251	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 30, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 30, 2016